Capital Assets (Assets Under Capital Lease) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 705	$ 754
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 5,117	$ 3,060